Share-based compensation - Service based options activity (Details) - Service-based options - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Options (in shares)
Outstanding Beginning Balance	4,073,286	4,245,709	4,122,070
Granted	0	212,668	535,957
Exercised	(33,792)	(168,391)	(322,851)
Outstanding Ending Balance	4,039,494	4,073,286	4,245,709
Exercisable	2,400,693	1,640,037
Vested or expected to vest	4,039,494	4,073,286
Weighted Average Exercise Price
Outstanding Beginning Balance	$ 5.65	$ 5.51	$ 5.49
Exercised	5.49	5.49	5.49
Outstanding Ending Balance	5.65	5.65	$ 5.51
Exercisable	5.50	5.50
Vested or expected to vest	$ 5.65	$ 5.65
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Remaining term, options outstanding	7 years 3 months 18 days	8 years 1 month 6 days	8 years 10 months 24 days
Remaining term, options exercisable	7 years 2 months 12 days	8 years
Remaining term, options vested or expected to vest	7 years 3 months 18 days	8 years 1 month 6 days
Aggregate intrinsic value, options outstanding, beginning	$ 37,520
Aggregate intrinsic value, options exercised	498	$ 256	$ 123
Aggregate intrinsic value, options outstanding, ending	129,098	37,520
Aggregate intrinsic value, options exercisable	77,080	15,350
Aggregate intrinsic value, options vested or expected to vest	129,098	37,520
Total fair value, options vested in period	$ 1,100	$ 2,400	$ 2,000